Non-Cash Transactions - Summary of Non-cash Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant non cash transaction [line items]
Acquisition of financed property, plant and equipment	$ 943,226	$ 4,138,804	$ 1,502,872
Right of use assets and lease liabilities	4,655	$ 664,724
Yguazu Cementos S.A. [member]
Disclosure of significant non cash transaction [line items]
Sale of interest in Yguazú Cementos S.A.	$ 588,730